As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 91.2%
Australia - 5.8%
46,945	AMP LTD	246,215
11,585	Australia and New Zealand Banking Group - ADR	274,565
158,735	Infigen Energy	59,588
15,340	Sims Metal Management LTD - ADR	291,306
4,395	WorleyParsons LTD	133,119
		1,004,793
Belgium - 1.5%
4,875	Umicore SA	265,885
		265,885
Brazil - 0.8%
15,300	Gafisa SA - ADR	144,738
		144,738
China - 1.8%
1,400	New Oriental Education and Technology Group, Inc - ADR *	156,408
2,160	Sohu.com, Inc *	156,103
		312,511
Denmark - 0.3%
2,235	Vestas Wind System A/S *	51,927
		51,927
Finland - 1.6%
8,390	Sampo Group	270,955
		270,955
France - 5.9%
17,785	Air Liquide - ADR	511,675
12,785	AXA SA - ADR	291,242
2,395	Casino Guichard Perrachon SA	225,753
		1,028,670
Germany - 7.9%
3,835	Adidas AG	304,206
8,670	Henkel AG and Company KGaA	497,398
4,235	SAP AG - ADR	256,853
800	SMA Solar Technology AG	89,121
1,640	Vossloh AG	230,168
		1,377,746
Hong Kong - 1.9%
20,800	Hang Seng Bank LTD	332,246
		332,246
Israel - 1.2%
3,595	Check Point Software Technologies LTD *	204,376
		204,376
Italy - 1.9%
7,255	Tenaris SA - ADR	331,771
		331,771
Japan - 17.1%
2,685	DISCO Corporation	169,428

1,760	FANUC LTD	292,514
8,790	Honda Motor Company LTD - ADR	339,382
7,350	Kubota Corporation - ADR	327,222
10,000	Mitsui Fudosan Company	171,169
12,415	NGK Insulators LTD	230,087
19,410	Nippon Electronic Glass Company LTD	247,372
8,910	Sony Corporation - ADR	235,135
11,160	SYSMEX Corporation	418,648
6,600	TERUMO Corporation	355,394
2,518	Toray Industries, Inc - ADR *	185,891
		2,972,242
Luxembourg - 1.8%
11,985	Subsea 7 SA - ADR *	308,254
		308,254
Mexico - 1.7%
5,475	America Movil SAB de CV - ADR	294,993
		294,993
Netherlands - 4.8%
6,950	ASML Holding NV - ADR	256,872
9,830	Koninklijke Philips Electronics NV - ADR	252,434
9,950	Unilever NV - ADR	326,858
		836,164
Norway - 3.2%
10,070	Petroleum Geo-Services *	143,906
16,420	Statoil ASA - ADR	417,889
		561,795
Portugal - 0.8%
20,695	EDP Renovaveis SA *	136,520
		136,520
Singapore - 1.9%
79,000	CapitaLand LTD	187,161
64,000	Olam International	141,724
		328,885
South Africa - 0.9%
11,145	Standard Bank Group LTD	164,774
		164,774
Spain - 2.3%
5,475	Abengoa SA	165,978
21,160	Banco Santander SA - ADR	243,551
		409,529
Switzerland - 9.7%
18,140	ABB LTD - ADR	470,733
6,510	Julius Baer Gruppe AG	268,917
6,071	Novartis AG - ADR	370,999
10,270	Roche Holding LTD - ADR	430,930
1,480	Sonova Holding AG	138,186
		1,679,765
Taiwan - 1.6%
21,840	Taiwan Semiconductor Manufacturing Company LTD - ADR	275,402
		275,402
Thailand - 1.6%
69,900	Kasikornbank PLC	279,828
		279,828

United Kingdom - 13.2%
6,505		HSBC Holdings PLC - ADR	322,778
3,355		Johnson Matthey PLC - ADR	211,533
17,140		Pearson PLC - ADR	325,831
11,385		Scottish & Southern Energy PLC - ADR	256,390
4,595		Smith & Nephew PLC - ADR	248,865
4,148		Spirax-Sarco Engineering PLC	133,214
12,425		Standard Chartered Bank PLC	326,643
17,460		Vodafone Group PLC - ADR	466,532
			2,291,786
TOTAL COMMON STOCKS (Cost $15,681,015)			15,865,555

PREFERRED STOCKS - 1.5%
Brazil - 1.5%
12,535		Companhia Energetica de Minas Gerais - ADR	258,722
TOTAL PREFERRED STOCKS (Cost $235,190)			258,722

Money Market Funds - 12.4%
2,163,352		Fidelity Money Market Portfolio, 0.13% (1)	2,163,352
TOTAL MONEY MARKET FUNDS (Cost $2,163,352)			2,163,352

TOTAL INVESTMENTS - 105.1% (Cost $18,079,557)			18,287,629
Liabilities in Excess of Other Assets - (5.1)%			(882,152)
NET ASSETS - 100.0%			$17,405,477

	ADR	American Depository Receipt
	*	Non-Income Producing
	(1)	Annualized seven-day yield as of June 30, 2011.

Summary of Fair Value Disclosure (Unaudited)
June 30, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Description	Level 1	Level 2	Level 3

	Common Stock*	$15,224,251	$641,304	$-
	Preferred Stock*	258,722	-	-
	Short-Term Investments	2,163,352	-	-
	Total Investments in Securities	$17,646,325	$641,304	$-

*	See the Schedule of Investments for the investments detailed by country.

Since the Funds do not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   8/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date 8/26/2011

By (Signature and Title)* /s/Patrick J. Rudnick
                                                  Patrick J. Rudnick, Treasurer
Date 8/26/2011

* Print the name and title of each signing officer under his or her signature.